Gains or losses on non financial assets and investments, net (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disposal Of Assets Not Classified As Noncurrent Assets Held For Sale [Abstract]
Gains		R$ 55,709	R$ 11,627	R$ 1,798
Tangible and intangible assets		55,709	11,627	1,798
Losses		(45,063)	(37,103)	(66,100)
Tangible and intangible assets		(45,063)	(37,103)	(13,719)
Investments	[1]	0	0	(52,381)
Total		R$ 10,646	R$ (25,476)	R$ (64,302)

[1]	In 2017, includes the amount of R$41,999 related to the sale of BW Guirapa I S.A.